SHARE-BASED COMPENSATION - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share Based Compensation	$ 1,802	$ 1,259	$ 3,696	$ 2,217	$ 5,143	$ 1,757	$ 1,237
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share Based Compensation	473	207	975	386	973	350	188
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share Based Compensation	$ 1,329	$ 1,052	$ 2,721	$ 1,831	$ 4,170	$ 1,407	$ 1,049